CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Abstract]
Follow-on equity offering, issuance costs	$ 2,033,041	$ 3,375,553